Notes Receivable, Net	12 Months Ended
Dec. 31, 2022
Notes Receivable, Net
Notes Receivable, Net

Note 10: Notes Receivable, Net

The Company has entered into Promissory Notes (the “Notes”) with certain family medical practices (each a “Practice”) to fund their working capital needs. The Company simultaneously entered into separate Provider Agreements with each Practice. Each Provider Agreement establishes a preferred, predetermined reimbursement rate for services rendered to the Company’s members and requires that Practice to furnish healthcare services to the Company’s members for the term of the related Notes. As long as the Provider Agreement is in effect on the maturity date of the related Note and has not been terminated by the Practice for any reason, or the Company terminates the Provider Agreement prior to maturity without cause, the Company will forgive the entire principal, plus accrued interest, on the maturity date. Upon early termination of the Provider Agreement by the Practice, all principal and accrued interest will become immediately payable and due to the Company. Due to the probable likelihood of forgiveness at maturity, the Company records a valuation allowance on a straight-line basis following the early termination date through the maturity date, with a full valuation allowance recorded at the maturity date.

As of December 31, 2022 and 2021, the Company has recorded notes receivable of $3.5 million and $3.6 million, respectively, accrued interest receivable of $1.0 million and $0.9 million, respectively, and net of valuation allowances of $0.7 million and $0.5 million, respectively, within other long-term assets on the consolidated balance sheets. As of December 31, 2022, the Notes have maturity dates ranging from March 31, 2025 through December 31, 2028 with interest rates ranging from 5.0% to 10.0%. During the Successor Period of 2021, the Company forgave notes receivable on their maturity date of December 31, 2021 comprised of principal and interest of $0.3 million and $0.1 million, respectively, both of which were fully reserved.